Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                           Rockville, Maryland 20850
                                  301.296.5100

December 4, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Rydex Series Funds (File Nos. 033-59692 and 811-07584) Filing Pursuant to
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Rule 497(e)
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Ladies and Gentlemen:

On behalf of Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, a supplement dated December 4, 2003 to the Trust's Investor and H-Class Shares, Advisor and H-Class Shares and C-Class Shares Prospectuses dated August 1, 2003.

Please contact me at 301.296.5273 with your questions and comments.

Sincerely,

/s/ Macy L. Hake

Macy L. Hake
Compliance Administrator

                               RYDEX SERIES FUNDS

                    SUPPLEMENT DATED DECEMBER 4, 2003 TO THE
      RYDEX SERIES FUNDS' C-CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2003,
                                AS SUPPLEMENTED

This supplement provides new and additional information relating to the Rydex Benchmark Funds, Rydex Sector Funds and Rydex U.S. Government Money Market Fund (each a "Fund" and collectively the "Funds") beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

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The following paragraph will replace the first paragraph under the heading
"EXCHANGING FUND SHARES" on page 106 of the Prospectus:

         Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

The following paragraph will replace the last paragraph under the heading "EXCHANGING FUND SHARES" on page 107 of the Prospectus:

         EXCHANGES WITH OTHER RYDEX FUNDS
         Investors may make exchanges on any Business Day of C-Class Shares of any Fund for C-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                               RYDEX SERIES FUNDS

                    SUPPLEMENT DATED DECEMBER 4, 2003 TO THE
RYDEX SERIES FUNDS' ADVISOR AND H-CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2003,
                                 AS SUPPLEMENTED

This supplement provides new and additional information relating to the Rydex Benchmark Funds, Rydex Sector Funds and Rydex U.S. Government Money Market Fund (each a "Fund" and collectively the "Funds") beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

The following paragraph will replace the first paragraph under the heading "EXCHANGING FUND SHARES" on page 91 of the Prospectus:

         Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of Advisor or H-Class Shares of any Fund for Advisor or H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

The following paragraph will replace the last paragraph under the heading "EXCHANGING FUND SHARES" on page 92 of the Prospectus:

         EXCHANGES WITH OTHER RYDEX FUNDS
         Investors may make exchanges on any Business Day of Advisor or H-Class Shares of any Fund for H-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

--------------------------------------------------------------------------------

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE

                               RYDEX SERIES FUNDS

                 SUPPLEMENT DATED DECEMBER 4, 2003 TO THE RYDEX
  SERIES FUNDS' INVESTOR AND H-CLASS SHARES PROSPECTUS, DATED AUGUST 1, 2003,
                                 AS SUPPLEMENTED

This supplement provides new and additional information relating to the Rydex Benchmark Funds, Rydex Sector Funds and Rydex U.S. Government Money Market Fund (each a "Fund" and collectively the "Funds") beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

--------------------------------------------------------------------------------

The following paragraph will replace the first paragraph under the heading "EXCHANGING FUND SHARES" on page 103 of the Prospectus:

         Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of Investor or H-Class Shares of any Fund for Investor or H-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

The following paragraph will replace the last paragraph under the heading "EXCHANGING FUND SHARES" on page 104 of the Prospectus:

         EXCHANGES WITH OTHER RYDEX FUNDS
         Investors may make exchanges on any Business Day of Investor or H-Class Shares of any Fund for H-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for shares of any Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexfunds.com.

--------------------------------------------------------------------------------

                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE